UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05076

Tax-Exempt California Money Market Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
 (Address of principal executive offices)             (Zip code)

John Millette
Secretary
One Beacon Street
Boston, MA  02108-3106
(Name and address of agent for service)

Registrant's telephone number, including area code:  617-295-1000

Date of fiscal year end:  09/30

Date of reporting period:  7/1/13-6/30/14

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05076
Reporting Period: 07/01/2013 - 06/30/2014
Tax-Exempt California Money Market Fund

================ A     Tax-Exempt California Money Market Fund =================

NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND

Ticker:       NAC            Security ID:  67066Y600
Meeting Date: MAR 17, 2014   Meeting Type: Annual
Record Date:  DEC 26, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Virginia L. Stringer     For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
2     Approve Reorganization of Funds with    For       For          Management
      Nuveen California Dividend Advantage
      Municipal Fund Acquiring All Assets of
      Target Funds
3     Issue Shares in Connection with         For       For          Management
      Acquisition
4     Approve the Amendment and Restatement   For       For          Management
      of the Statement Establishing and
      Fixing the Rights and Preferences of
      Variable Rate Demand Preferred Shares
      of Dividend Advantage.

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 2

Ticker:       NVX            Security ID:  67069X609
Meeting Date: NOV 26, 2013   Meeting Type: Annual
Record Date:  OCT 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Virginia L. Stringer     For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management
2     Approve Elimination of Existing         For       For          Management
      Fundamental Investment Policy Relating
      to Making Loans
3     Approve New Fundamental Investment      For       For          Management
      Policy Relating to Making Loans

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NUVEEN CALIFORNIA DIVIDEND ADVANTAGE MUNICIPAL FUND 3

Ticker:       NZH            Security ID:  67070Y604
Meeting Date: NOV 26, 2013   Meeting Type: Annual
Record Date:  OCT 08, 2013

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Judith M. Stockdale      For       For          Management
1.2   Elect Director Carole E. Stone          For       For          Management
1.3   Elect Director Virginia L. Stringer     For       For          Management
1.4   Elect Director William C. Hunter        For       For          Management
1.5   Elect Director William J. Schneider     For       For          Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Tax-Exempt California Money Market Fund

By (Signature and Title) /s/Brian E. Binder
Brian E. Binder, Chief Executive Officer and President

Date  8/15/14